Sublease obligations (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of lease prepayments [Table Text Block]
	December 31,	December 31,
	2017	2016
	$	$
Payable not later than one year	53,159	53,159
Payable later than one year and not later than five years	13,290	79,738
	66,449	132,897